RS - Summary of cash-settled 2022 Performance Share Unit Program (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 01, 2022 shares	Oct. 01, 2021 shares	Apr. 01, 2020
Performance Share Unit Programs [Line Items]
Percentage of beneficiaries leaving company	40
Vesting period	4 years
June 2022 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Performance Term of Program in Years	4 years
Performance criteria						100.00%
Performance share units granted (in shares)				696,622
Transfer of performance shares to beneficiaries period	3 months
Percentage of beneficiaries leaving company	0.25
Expense from cash-settled share-based payment transactions | €	€ 9,720,070	€ 2,946,000	€ 0
June 2022 Performance Share Unit Program | Bottom of range
Performance Share Unit Programs [Line Items]
Performance criteria						0.00%
June 2022 Performance Share Unit Program | Top of range
Performance Share Unit Programs [Line Items]
Performance criteria						200.00%
June 2022 Performance Share Unit Program | Management Board
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)				242,104
June 2022 Performance Share Unit Program | Executive committee
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)				84,208
June 2022 Performance Share Unit Program | Current and former employees
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)				370,310
October 2022 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)					40,414
October 2022 Performance Share Unit Program | Executive committee
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)					16,666
October 2022 Performance Share Unit Program | Current and former employees
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)					23,748